Aberdeen Investment Funds (the “Trust”)

Aberdeen Select International Equity Fund

Aberdeen Select International Equity Fund II

Aberdeen Total Return Bond Fund

Aberdeen Global High Income Fund

Supplement dated April 6, 2017 to the Statement of Additional Information

dated February 28, 2017 (the “SAI”)

Effective April 3, 2017, the following replaces the table entitled “TRUSTEES WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE FUNDS” and the accompanying footnotes, under “BOARD OF TRUSTEES AND OFFICERS OF THE FUNDS” beginning on page 97 of the SAI:

TRUSTEES WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE FUNDS

NAME, ADDRESS, AND AGE	POSITION(S) HELD, LENGTH OF TIME SERVED AND TERM OF OFFICE*	PRINCIPAL OCCUPATION DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE**	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS***
Antoine Bernheim**** 63	Trustee of the Trust since November 2004; Chairman of the Trust since December 2008.	President, Dome Capital Management, Inc., 1984 – present (investment advisory firm); Chairman, Dome Securities Corp., 1995 – 2012 (broker/dealer); President, The U.S. Offshore Funds Directory, 1990 – 2015 (publishing).	4	None

Thomas Gibbons**** 69	Trustee of the Trust since November 2004.	President, Cornerstone Associates Management, 1987 – present (consulting firm).	4	None

Robert S. Matthews**** 73	Trustee of the Trust since June 1992.	Managing Partner, Matthews & Co., 1990 – present (certified public accounting firm).	4	Trustee, Allstate Financial Investment Trust, 2008 – 2009, (investment company).

Peter Wolfram**** 63	Trustee of the Trust since June 1992.	Partner, Kelley Drye & Warren LLP, 1983 – present (law firm).	4	Friends of Atlantik-Bruecke e.V. Foundation, 2004 – present.

* Each Trustee serves during the lifetime of the Funds or until he or she dies, resigns, retires, is declared bankrupt or incompetent, or is removed or, if sooner, until the next special meeting of the Funds’ shareholders and until the election and qualification of his or her successor. The current retirement age is 75.

** The Aberdeen Fund Complex consists of the Trust which currently consists of four portfolios, Aberdeen Funds (consisting of 18 portfolios), Aberdeen Asia-Pacific Income Fund, Inc., Aberdeen Global Income Fund, Inc., Aberdeen Australia Equity Fund, Inc., Aberdeen Chile Fund, Inc., Aberdeen Israel Fund, Inc., Aberdeen Indonesia Fund, Inc., Aberdeen Latin America Equity Fund, Inc., Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc., Aberdeen Singapore Fund, Inc., The Asia Tigers Fund, Inc., The India Fund, Inc., Aberdeen Greater China Fund, Inc. and Aberdeen Japan Equity Fund, Inc.

*** Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

**** Each Trustee may be contacted by writing to the Trustee c/o Aberdeen Asset Management Inc., 1735 Market Street, 32nd Floor, Philadelphia, Pennsylvania  19103, Attn: Alan Goodson.

Effective April 3, 2017, the section entitled “Relevant Business and Mutual Fund Experience of Trustees” under “BOARD OF TRUSTEES AND OFFICERS OF THE FUNDS” beginning on page 103 of the SAI is deleted in its entirety and replaced with the following:

Relevant Business and Mutual Fund Experience of Trustees

Antoine Bernheim: Mr. Bernheim is the independent Chairman of the Trust. He is an experienced business executive with service in business and finance since 1977. He is the President and founder of Dome Capital Management, Inc., a financial advisory firm, and was Chairman and founder of Dome Securities Corp., a broker-dealer from 1995 to 2012. Mr. Bernheim advises institutional and private investors and has been active in the sponsorship of and capital raising for hedge funds. He has served on the Trust’s Board of Trustees and its related Committees since 2004. He has many years of experience with the Funds’ operations and history. Mr. Bernheim is currently the Chairman of the Risk Management Oversight Committee and is also a member of the Compliance and Disclosure Committee and Nominating and Governance Committee.

Thomas J. Gibbons: Mr. Gibbons is an experienced business executive with service in consulting and sales and line management since 1971. He is the founder of Cornerstone Associates, a management consulting firm. He has served on the Trust’s Board of Trustees and its related Committees since 2004. He has many years of experience with the Funds’ operations and history. Mr. Gibbons has participated in numerous Independent Directors Council and Mutual Fund Directors Forum Panels dealing with Mutual Fund Director issues. Mr. Gibbons is currently the Chairman of the Compliance and Disclosure Committee and Investment Management and Service Contracts Committee and is also a member of the Risk Management Oversight Committee.

Robert S. Matthews: Mr. Matthews is an experienced business executive who has practiced accounting since 1965. He was a partner at KPMG until 1989 when he left KPMG to start a new C.P.A. firm. He is the founder and managing partner of Matthews & Co., LLP, a certified public accounting firm. He served as a Trustee of the Allstate Financial Investment Trust, a registered investment company, for 1 year. He has served on the Trust’s Board of Trustees and related Committees since 1992. He has many years of experience with the Funds’

operations and history. Mr. Matthews is currently the Chairman of the Audit and Valuation Committee and is also a member of the Investment Management and Service Contracts Committee and Risk Management Oversight Committee.

Peter Wolfram: Mr. Wolfram is an experienced corporate business attorney who has practiced international corporate governance since 1984. He is a partner of Kelley Drye & Warren LLP, an international law firm based in New York, and advises multinational companies on their businesses and mergers and acquisition transactions. He has served on the Trust’s Board of Trustees and related Committees since 1992. He has many years of experience with the Funds’ operations and history. Mr. Wolfram is currently the Chairman of the Nominating and Governance Committee and is a member of the Risk Management Oversight Committee, Compliance and Disclosure Committee and Audit and Valuation Committee.

Bev Hendry: Mr. Hendry is an experienced business executive with service in business and finance since 1987. He has been CEO – Americas of Aberdeen Asset Management Inc. since December 2016. He previously held the position of Co-Head of Americas. He has been Vice President of Aberdeen Fund Distributors LLC, the Funds principal underwriter, since February 2017.  Mr. Hendry first joined Aberdeen in 1987 and helped establish Aberdeen’s business in the Americas in Fort Lauderdale. He left Aberdeen in 2008 when the company moved to consolidate its headquarters in Philadelphia. Mr. Hendry re-joined Aberdeen from Hansberger Global Investors in Fort Lauderdale, Florida, where he worked for six years as Chief Operating Officer. Mr. Hendry joined the Board in February 2017. Mr. Hendry has several years of experience in the investment management industry.

Effective April 3, 2017, the following replaces the table entitled “Share Ownership in the Fund Complex as of December 31, 2016” and the accompanying footnote, under “BOARD OF TRUSTEES AND OFFICERS OF THE FUNDS” on page 107 of the SAI:

Name of Trustee	Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in all Funds of the Fund Family*
Independent Trustees
Antoine Bernheim	Select International Equity Fund II $0-$10,000	$0-$10,000
Thomas Gibbons	Select International Equity Fund II $0-$10,000 Global High Income Fund $10,001-$50,000	$10,001-$50,000
Robert S. Matthews	Select International Equity Fund Over $100,000 Total Return Bond Fund $0-$10,000 Global High Income Fund $0-$10,000	Over $100,000
Peter Wolfram	None	$10,001-$50,000
Interested Trustee
Bev Hendry	None	$0-$10,000

*                  As of December 31, 2016, the Family of Investment Companies consisted of Aberdeen Investment Funds, which contained four portfolios and Aberdeen Funds, which contained 18 portfolios; however, each Trustee did not serve on the Board of every fund in such Family of Investment Companies.

Effective April 3, 2017, the following replaces the table entitled “Compensation of Trustees” and the accompanying footnotes, under “BOARD OF TRUSTEES AND OFFICERS OF THE FUNDS” beginning on page 107 of the SAI:

TRUSTEES WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE TRUST

Name of Trustee	Aggregate Compensation from the Trust	Pension Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund Complex*
Antoine Bernheim	$162,875	None	None	$162,875
Thomas Gibbons	$132,875	None	None	$132,875
Robert S. Matthews	$147,875	None	None	$147,875
Peter Wolfram	$132,875	None	None	$132,875
Cynthia Hostetler**	$132,875	None	None	$132,875

TRUSTEES WHO ARE INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE TRUST

Andrew Smith***	None	None	None	None
Bev Hendry****	None	None	None	None

*                                         As of October 31, 2016, the Aberdeen Fund Complex consisted of the Trust, which contains four portfolios, Aberdeen Funds (which contained 19 portfolios), Aberdeen Asia-Pacific Income Fund, Inc., Aberdeen Global Income Fund, Inc., Aberdeen Australia Equity Fund, Inc., Aberdeen Chile Fund, Inc., Aberdeen Israel Fund, Inc., Aberdeen Indonesia Fund, Inc., Aberdeen Latin America Equity Fund, Inc., Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc., Aberdeen Singapore Fund, Inc., The Asia Tigers Fund, Inc., The India Fund, Inc., Aberdeen Greater China Fund, Inc. and Aberdeen Japan Equity Fund, Inc.

**                                  Cynthia Hostetler resigned from the Board effective April 3, 2017.

***                           Andrew Smith resigned from the Board effective December 2016.

****                    Bev Hendry was not a Trustee during the fiscal year ended October 31, 2016. He was elected to the Board effective February 16, 2017.

Please retain this Supplement for future reference.